Expense Example - Class A Shares - HAWAII MUNICIPAL BOND FUND - CLASS A SHARES For Participants	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 379
Expense Example, with Redemption, 3 Years	656
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	$ 1,798